Business Combination - Summary of Amount of Identified Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2016
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		¥ 16
Music Content Company
Recognized amounts of identifiable assets acquired and liabilities assumed:
Aggregate Consideration	¥ 241
Fair value of existing interest as an associate of the Group	40
Fair value of non-controlling interest	266
Identifiable Assets Acquired	547
Cash and cash equivalents	40
Accounts and other receivables	90
Intangible assets acquired in business combinations	146
Prepayments, deposits and other assets	104
Deferred revenue	(46)
Other payables and accruals	(73)
Account payable	(21)
Deferred tax liabilities	(35)
Goodwill	342
Identifiable assets acquired (liabilities assumed)	¥ 547